ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Interest income	$ 20,222,790	$ 19,552,735	$ 18,356,636
Income for commission and fees	5,835,899	6,083,343	5,453,382
Income from sales of goods and services	9,144,789	9,156,588	8,126,014
Share of profit of equity accounted investees, net of tax	220,162	229,626	197,715
Dividends	91,565	84,686	71,487
Net income from other financial instruments mandatorily at fair value through profit or loss	252,355	217,616	205,803
Net trading income	1,295,424	761,911	582,709
Other income	1,405,172	968,651	1,089,479
Total income	38,468,156	37,055,156	34,083,225
Expenses
Interest expense	(8,262,264)	(8,267,217)	(7,484,841)
Net impairment loss on financial assets	(6,013,893)	(3,755,103)	(3,797,345)
Depreciation and amortization	(1,015,371)	(901,485)	(539,751)
Expenses from commissions and fees	(742,476)	(627,999)	(613,763)
Costs and expenses of sales goods and services	(6,321,488)	(6,781,777)	(5,482,102)
Administrative expenses	(4,966,360)	(4,954,307)	(4,640,459)
Income tax expense	(1,843,668)	(2,086,257)	(2,149,590)
Other expense	(4,671,020)	(4,315,557)	(4,190,823)
Total Expenses	(33,836,540)	(31,689,702)	(28,898,674)
Net income for the year	4,631,616	5,365,454	5,184,551
Banco de Bogota S.A.
Income
Interest income	5,709,177	5,977,246	5,786,985
Income for commission and fees	2,284,583	2,386,238	2,196,685
Income from sales of goods and services	83,295	107,012	130,007
Share of profit of equity accounted investees, net of tax	5,063	10,633	6,126
Dividends	444	635	1,090
Net trading income	802,460	437,946	421,109
Other income	201,906	263,502	254,019
Total income	9,086,928	9,183,212	8,796,021
Expenses
Interest expense	(2,378,805)	(2,723,091)	(2,474,907)
Net impairment loss on financial assets	(2,435,418)	(1,364,665)	(1,367,044)
Depreciation and amortization	(269,106)	(258,250)	(168,017)
Expenses from commissions and fees	(362,820)	(282,740)	(286,913)
Costs and expenses of sales goods and services	(204,599)	(235,928)	(254,903)
Administrative expenses	(1,410,882)	(1,617,351)	(1,604,315)
Income tax expense	(253,228)	(521,466)	(456,365)
Other expense	(1,108,073)	(1,156,869)	(1,045,260)
Total Expenses	(8,422,931)	(8,160,360)	(7,657,724)
Net income for the year	2,504,605	3,073,654	3,131,215
Leasing Bogota S.A. Panama
Income
Interest income	7,561,837	6,302,300	5,349,918
Income for commission and fees	2,429,949	2,562,027	2,198,304
Dividends	13,379	4,243	3,765
Net trading income	4,745	54,335	(25,268)
Other income	965,950	427,396	561,741
Total income	10,975,860	9,350,301	8,088,460
Expenses
Interest expense	(2,733,088)	(2,156,423)	(1,853,938)
Net impairment loss on financial assets	(1,872,458)	(1,260,960)	(1,125,037)
Depreciation and amortization	(459,374)	(373,585)	(195,247)
Expenses from commissions and fees	(111,250)	(100,232)	(75,897)
Administrative expenses	(2,011,596)	(1,788,732)	(1,566,832)
Income tax expense	(494,486)	(477,575)	(493,677)
Other expense	(2,127,556)	(1,815,591)	(1,626,140)
Total Expenses	(9,809,808)	(7,973,098)	(6,936,768)
Net income for the year	1,169,473	1,345,364	1,179,736
Banco de Occidente S.A.
Income
Interest income	2,959,192	3,107,030	3,087,525
Income for commission and fees	416,437	423,571	399,785
Income from sales of goods and services	50,079	58,947	65,916
Share of profit of equity accounted investees, net of tax	3,049	4,272	2,688
Dividends	277	336	286
Net trading income	396,691	117,048	104,539
Other income	(57,474)	145,493	48,327
Total income	3,768,251	3,856,697	3,709,066
Expenses
Interest expense	(1,082,203)	(1,228,385)	(1,135,189)
Net impairment loss on financial assets	(1,137,316)	(720,456)	(894,521)
Depreciation and amortization	(116,070)	(107,651)	(77,174)
Expenses from commissions and fees	(104,387)	(85,289)	(71,570)
Costs and expenses of sales goods and services	(311,439)	(305,866)	(242,943)
Administrative expenses	(655,902)	(725,963)	(699,653)
Income tax expense	65,459	(61,098)	35,454
Other expense	(551,399)	(494,103)	(538,370)
Total Expenses	(3,893,257)	(3,728,811)	(3,623,966)
Net income for the year	340,558	568,059	416,294
Banco Popular S.A.
Income
Interest income	2,219,585	2,297,087	2,192,941
Income for commission and fees	245,997	263,985	245,721
Income from sales of goods and services			12,124
Share of profit of equity accounted investees, net of tax	5,241	5,232	3,083
Dividends	2,239	1,155	2,314
Net trading income	53,722	24,827	22,151
Other income	47,713	72,545	110,411
Total income	2,574,497	2,664,831	2,588,745
Expenses
Interest expense	(822,584)	(880,056)	(850,707)
Net impairment loss on financial assets	(303,710)	(319,532)	(156,968)
Depreciation and amortization	(89,458)	(82,028)	(50,819)
Expenses from commissions and fees	(59,251)	(65,713)	(89,515)
Costs and expenses of sales goods and services			(13,962)
Administrative expenses	(667,265)	(640,153)	(564,289)
Income tax expense	(91,348)	(52,533)	(152,923)
Other expense	(404,979)	(415,526)	(432,587)
Total Expenses	(2,438,595)	(2,455,541)	(2,311,770)
Net income for the year	234,754	302,120	354,961
Banco AV Villas S A
Income
Interest income	1,343,460	1,460,981	1,383,023
Income for commission and fees	257,018	281,324	261,769
Income from sales of goods and services		(5,466)
Share of profit of equity accounted investees, net of tax	3,704	3,819	2,550
Dividends	1,702	1,795	1,399
Net trading income	16,121	16,648	13,250
Other income	52,578	36,692	40,474
Total income	1,674,583	1,795,793	1,702,465
Expenses
Interest expense	(352,566)	(421,033)	(370,015)
Net impairment loss on financial assets	(253,319)	(222,446)	(248,170)
Depreciation and amortization	(67,595)	(65,455)	(33,438)
Expenses from commissions and fees	(157,354)	(137,275)	(107,759)
Administrative expenses	(391,477)	(392,862)	(408,079)
Income tax expense	(58,740)	(105,396)	(101,303)
Other expense	(259,158)	(242,113)	(239,100)
Total Expenses	(1,540,209)	(1,586,580)	(1,507,864)
Net income for the year	163,914	236,625	216,468
Corficolombiana S.A
Income
Interest income	429,495	407,843	556,068
Income for commission and fees	83,271	77,012	77,936
Income from sales of goods and services	9,011,415	8,996,095	7,917,967
Share of profit of equity accounted investees, net of tax	201,580	205,674	183,268
Dividends	73,524	76,522	62,633
Net income from other financial instruments mandatorily at fair value through profit or loss	252,355	217,616	205,803
Net trading income	21,551	110,977	46,716
Other income	191,249	20,186	72,005
Total income	10,264,440	10,111,925	9,122,396
Expenses
Interest expense	(984,454)	(925,197)	(781,037)
Net impairment loss on financial assets	(12,037)	(12,330)	(39,602)
Depreciation and amortization	(8,939)	(7,789)	(7,750)
Expenses from commissions and fees	(12,048)	(12,737)	(13,322)
Costs and expenses of sales goods and services	(5,824,340)	(6,256,833)	(5,011,808)
Administrative expenses	(88,615)	(85,533)	(95,338)
Income tax expense	(962,300)	(802,936)	(908,261)
Other expense	(133,397)	(136,968)	(234,336)
Total Expenses	(8,026,130)	(8,240,323)	(7,091,454)
Net income for the year	2,292,396	2,004,164	2,068,517
All other segments
Income
Interest income	44	248	176
Income for commission and fees	118,644	89,186	73,182
Share of profit of equity accounted investees, net of tax	1,525	(4)
Net trading income	134	130	212
Other income	3,250	2,837	2,502
Total income	123,597	92,397	76,072
Expenses
Interest expense	(404,727)	(240,723)	(222,519)
Depreciation and amortization	(8,745)	(10,135)	(7,306)
Expenses from commissions and fees	(3,867)	(4,419)	(2,511)
Costs and expenses of sales goods and services	19,860	20,755	5,409
Administrative expenses	(349,937)	(279,356)	(206,690)
Income tax expense	(47,546)	(62,399)	(70,145)
Other expense	501,997	366,572	283,719
Total Expenses	(292,965)	(209,705)	(220,043)
Net income for the year	(4,890)	39,626	(9,616)
Operating segments [member] | Banco de Bogota S.A.
Income
Total income	10,927,536	11,234,014	10,788,939
Operating segments [member] | Leasing Bogota S.A. Panama
Income
Total income	10,979,281	9,318,462	8,116,504
Operating segments [member] | Banco de Occidente S.A.
Income
Total income	4,233,815	4,296,870	4,040,260
Operating segments [member] | Banco Popular S.A.
Income
Total income	2,673,349	2,757,661	2,666,731
Operating segments [member] | Banco AV Villas S A
Income
Total income	1,704,123	1,823,205	1,724,332
Operating segments [member] | Corficolombiana S.A
Income
Total income	10,318,526	10,244,487	9,159,971
Operating segments [member] | All other segments
Income
Total income	288,075	249,331	210,427
Elimination of intersegment amounts [member]
Income
Interest income	(187,058)	(254,302)	(105,574)
Income for commission and fees	(81,411)	(104,177)	(123,878)
Income from sales of goods and services	(189,141)	(177,935)	(116,274)
Share of profit of equity accounted investees, net of tax	(880,506)	(831,335)	(797,474)
Participation in results of subsidiaries	(1,169,473)	(1,345,364)	(1,179,736)
Dividends	(15,678)	(12,393)	(27,488)
Net trading income	(6,236)	(5,558)	(16,642)
Other income	(127,046)	(137,810)	(256,873)
Total income	(2,656,549)	(2,868,874)	(2,623,939)
Expenses
Interest expense	496,163	307,691	203,471
Net impairment loss on financial assets	365	145,286	33,997
Depreciation and amortization	3,916	3,408
Expenses from commissions and fees	68,501	60,406	33,724
Costs and expenses of sales goods and services	(970)	(3,905)	36,105
Administrative expenses	609,314	575,643	504,737
Income tax expense	(1,479)	(2,854)	(2,370)
Other expense	(588,455)	(420,959)	(358,749)
Total Expenses	587,355	664,716	450,915
Net income for the year	(2,069,194)	(2,204,158)	(2,173,024)
Elimination of intersegment amounts [member] | Banco de Bogota S.A.
Income
Interest income	(95,945)	(93,463)	(58,456)
Income for commission and fees	(6,201)	(4,292)	(5,934)
Income from sales of goods and services	(1,285)	(1,968)	(580)
Share of profit of equity accounted investees, net of tax	(552,012)	(513,721)	(562,071)
Participation in results of subsidiaries	1,169,473	(1,345,364)	(1,179,736)
Dividends	(6,192)	(5,288)	(12,894)
Net trading income	7,299	(37,261)	11,661
Other income	(2,201)	(49,445)	(184,908)
Total income	(1,840,608)	(2,050,802)	(1,992,918)
Elimination of intersegment amounts [member] | Leasing Bogota S.A. Panama
Income
Interest income	(1,269)	2,212	(6)
Income for commission and fees	(26)	(47)	(44)
Net trading income		34,199	(27,890)
Other income	(2,126)	(101)	(104)
Total income	(3,421)	31,839	(28,044)
Elimination of intersegment amounts [member] | Banco de Occidente S.A.
Income
Interest income	(14,803)	(13,344)	(10,971)
Income for commission and fees	(6,344)	(8,328)	(9,395)
Income from sales of goods and services	(185,687)	(164,635)	(109,927)
Share of profit of equity accounted investees, net of tax	(253,586)	(246,576)	(180,142)
Dividends	(2,067)	(2,022)	(2,414)
Net trading income	243		(251)
Other income	(2,834)	(5,268)	(18,094)
Total income	(465,564)	(440,173)	(331,194)
Elimination of intersegment amounts [member] | Banco Popular S.A.
Income
Interest income	(15,424)	(13,411)	(3,681)
Income for commission and fees	(2,967)	(2,904)	(6,760)
Share of profit of equity accounted investees, net of tax	(78,493)	(73,370)	(57,340)
Dividends	(3,601)	(2,925)	(9,355)
Net trading income	(1,858)	(39)	1
Other income	(225)	(181)	(851)
Total income	(98,852)	(92,830)	(77,986)
Elimination of intersegment amounts [member] | Banco AV Villas S A
Income
Interest income	(10,193)	(3,441)	(1,726)
Income for commission and fees	(18,391)	(18,905)	(19,992)
Income from sales of goods and services		(5,466)
Share of profit of equity accounted investees, net of tax	4,432	3,997	3,230
Dividends	(2,195)	(2,053)	(1,614)
Net trading income	(4)
Other income	(3,197)	(1,544)	(1,765)
Total income	(29,540)	(27,412)	(21,867)
Elimination of intersegment amounts [member] | Corficolombiana S.A
Income
Interest income	(49,233)	(128,352)	(30,590)
Income for commission and fees	(1,542)	(1,474)	(1,350)
Income from sales of goods and services	(2,169)	(5,866)	(5,767)
Share of profit of equity accounted investees, net of tax	(847)	(1,665)	(1,151)
Dividends	(1,623)	(105)	(1,211)
Net trading income	556	(2,457)	(163)
Other income	1,884	7,357	2,657
Total income	(54,086)	(132,562)	(37,575)
Elimination of intersegment amounts [member] | All other segments
Income
Interest income	(191)	(79)	(144)
Income for commission and fees	(45,940)	(68,227)	(80,403)
Other income	(118,347)	(88,628)	(53,808)
Total income	$ (164,478)	$ (156,934)	$ (134,355)